Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating commitments related to future payment arrangement
As of December 31,	Operating Lease Obligations (1)	Bandwidth Purchase	Content and Other Purchase	Others	Total
2019	$15,884	$62,329	$248	$5,221	$83,682
2020	6,805	1,067	—	—	7,872
2021	5,974	311	—	—	6,285
2022	799	—	—	—	799
2023	271	—	—	—	271
Thereafter	—	—	—	—	—
Total	$29,733	$63,707	$248	$5,221	$98,909

(1) For the years ended December 31, 2016, 2017 and 2018, rental expense included in the operating lease was approximately US$10,075, US$12,818 and US$15,732, respectively.